Receivable Sales (Details) (TruGreen and Terminix, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TruGreen and Terminix
Accounts receivable securitization arrangement
Maximum undivided percentage ownership interest	$ 50.0
Eligible accounts receivables amount	39.2
Amount outstanding under the securitization arrangement	10.0	10.0
Remaining capacity under the securitization arrangement	$ 29.2
Accounts receivable securitization arrangement	364 days
Interest under accounts receivable securitization arrangement (as a percent)	0.21%